T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 30.0%
FINANCIAL INSTITUTIONS 7.7%
Banking 3.7%
AIB Group, VR, 4.263%, 4/10/25 (1)(2)	2,920	3,128
Arion Banki, 1.00%, 3/20/23 (EUR)	2,949	3,305
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (EUR) (1)(3)	2,800	3,172
Banco de Bogota, 4.375%, 8/3/27 (2)	1,000	1,068
Banco de Bogota, 4.375%, 8/3/27	1,200	1,281
Banco Santander, VR, 6.75% (EUR) (1)(4)	2,000	2,385
Barclays, VR, 7.875% (1)(4)	2,235	2,361
BBVA Bancomer, VR, 5.875%, 9/13/34 (1)	6,200	6,909
Capital One Financial, 0.80%, 6/12/24 (EUR)	1,750	1,968
Credit Agricole, 3.25%, 10/4/24 (2)	2,225	2,348
Danske Bank, 2.00%, 9/8/21 (2)	1,745	1,753
Danske Bank, 5.375%, 1/12/24 (2)	3,120	3,494
FirstRand Bank, VR, 6.25%, 4/23/28 (1)(3)	3,100	3,316
HDFC Bank, 8.10%, 3/22/25 (INR)	150,000	2,124
Morgan Stanley, 4.10%, 5/22/23	3,575	3,800
Stadshypotek, 2.00%, 9/1/28 (SEK)	45,000	5,243
Synchrony Financial, 2.85%, 7/25/22	1,565	1,600
UniCredit, VR, 9.25% (EUR) (1)(4)	1,810	2,263
		51,518
Brokerage Asset Managers Exchanges 0.2%
LHC3, 4.125%, 8/15/24 (EUR) (5)	2,205	2,483
		2,483
Finance Companies 1.3%
Avolon Holdings Funding, 2.875%, 2/15/25 (2)(3)	3,400	3,398
Avolon Holdings Funding, 3.25%, 2/15/27 (2)	2,540	2,539
Avolon Holdings Funding, 4.375%, 5/1/26 (2)(3)	1,120	1,191
GE Capital European Funding, 2.625%, 3/15/23 (EUR)	3,330	3,943

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Shriram Transport Finance, 5.10%, 7/16/23 (2)(3)	6,700	6,752
		17,823
Financial Other 1.6%
ADO Properties, 1.50%, 7/26/24 (EUR)	4,200	4,656
Cabot Financial Luxembourg, 7.50%, 10/1/23 (GBP)	2,540	3,354
Housing Development Finance, 6.875%, 4/30/20 (INR)	180,000	2,513
LeasePlan, 2.875%, 10/24/24 (2)	8,500	8,742
LeasePlan, VR, 7.375% (EUR) (1)(4)	1,485	1,848
Louvre Bidco, 4.25%, 9/30/24 (EUR)	1,515	1,699
		22,812
Insurance 0.6%
Allianz, VR, 3.375% (EUR) (1)(4)	5,600	6,778
Centene, 4.25%, 12/15/27 (2)	970	999
Centene, 4.625%, 12/15/29 (2)	890	952
		8,729
Real Estate Investment Trusts 0.3%
Brixmor Operating Partnership, 4.125%, 6/15/26	3,200	3,542
		3,542
Total Financial Institutions		106,907
INDUSTRIAL 21.5%
Basic Industry 2.1%
ABJA Investment, 5.45%, 1/24/28	2,500	2,388
Arconic Rolled Products, 6.125%, 2/15/28 (2)(3)	1,020	1,045
Ashland Services, 2.00%, 1/30/28 (EUR) (2)	480	511
Braskem Finance, 7.375% (3)(4)	5,900	5,969
Consolidated Energy Finance, 6.50%, 5/15/26 (2)	1,785	1,745
Constellium, 6.625%, 3/1/25 (2)(3)	2,695	2,762
CSN Resources, 7.625%, 4/17/26 (3)	6,300	6,249
Israel Chemicals, 6.375%, 5/31/38 (2)	2,500	3,153
Kraton Polymers, 5.25%, 5/15/26 (EUR)	1,375	1,441

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Westlake Chemical, 1.625%, 7/17/29 (EUR)	3,000	3,368
		28,631
Capital Goods 0.3%
General Electric, Series D, VR, 5.00% (1)(3)(4)	1,235	1,198
Mauser Packaging Solutions Holding, 7.25%, 4/15/25 (2)(3)	1,300	1,259
Trivium Packaging Finance, 3.75%, 8/15/26 (EUR) (2)	270	307
Victoria, 5.25%, 7/15/24 (EUR) (2)(3)	1,535	1,674
		4,438
Communications 4.8%
Altice Financing, 5.00%, 1/15/28 (2)	2,580	2,503
Altice Financing, 7.50%, 5/15/26 (2)	1,500	1,577
Altice France, 3.375%, 1/15/28 (EUR) (2)	885	949
Altice France, 5.875%, 2/1/27 (EUR)	1,700	2,021
Altice Luxembourg, 7.625%, 2/15/25 (2)	249	259
Axtel, 6.375%, 11/14/24 (2)(3)	5,450	5,619
C&W Senior Financing, 6.875%, 9/15/27 (2)	4,015	4,245
C&W Senior Financing, 7.50%, 10/15/26 (2)	1,450	1,526
CSC Holdings, 6.50%, 2/1/29 (2)	2,315	2,558
Empresa Nacional de Telecomunicaciones, 4.75%, 8/1/26	2,600	2,782
Empresa Nacional de Telecomunicaciones, 4.875%, 10/30/24	2,750	2,903
Globo Comunicacao e Participacoes, 4.843%, 6/8/25	500	520
Globo Comunicacao e Participacoes, 5.125%, 3/31/27	5,100	5,293
Intelsat Jackson Holdings, 9.50%, 9/30/22 (2)(3)	1,085	1,229
LCPR Senior Secured Financing, 6.75%, 10/15/27 (2)	2,140	2,247
MDC Partners, 6.50%, 5/1/24 (2)	1,950	1,784
MTN Mauritius Investments, 4.755%, 11/11/24	3,225	3,384
Netflix, 4.625%, 5/15/29 (EUR)	2,250	2,767
SBA Tower Trust, 2.836%, 1/15/25 (2)	3,585	3,758
Summer BidCo, 9.00%, 11/15/25 (EUR) (5)	1,500	1,734
Telecom Argentina, 6.50%, 6/15/21	6,596	6,458
Turk Telekomunikasyon, 6.875%, 2/28/25 (2)	3,100	3,265
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Virgin Media Receivables Financing Notes, 5.75%, 4/15/23
(GBP)	1,365	1,790
Virgin Media Secured Finance, 4.875%, 1/15/27 (GBP)	1,880	2,450
Ypso Finance Bis, 4.00%, 2/15/28 (EUR) (2)	1,505	1,560
Zayo Group, 5.75%, 1/15/27 (2)	1,145	1,168
Zayo Group, 6.375%, 5/15/25 (3)	930	946
		67,295
Consumer Cyclical 4.0%
AMC Entertainment Holdings, 5.875%, 11/15/26 (3)	1,335	1,061
China Evergrande Group, 6.25%, 6/28/21 (3)	5,500	5,270
CIFI Holdings Group, 5.50%, 1/23/22	1,640	1,660
CIFI Holdings Group, 7.625%, 2/28/23	961	1,016
Country Garden Holdings, 8.00%, 1/27/24 (3)	5,250	5,667
eG Global Finance, 4.375%, 2/7/25 (EUR) (2)	1,015	1,031
Ford Motor Credit, 3.336%, 3/18/21	3,375	3,406
Ford Motor Credit, 3.813%, 10/12/21	2,310	2,358
Hyundai Capital America, 2.375%, 2/10/23 (2)	5,160	5,203
Panther BF Aggregator 2, 6.25%, 5/15/26 (2)	2,825	2,906
QVC, 5.125%, 7/2/22	2,010	2,101
Shimao Property Holdings, 6.125%, 2/21/24	5,300	5,579
Volkswagen Group of America Finance, 2.70%, 9/26/22 (2)(3)	1,760	1,794
Walgreens Boots Alliance, 2.125%, 11/20/26 (EUR)	5,650	6,500
WW International, 8.625%, 12/1/25 (2)(3)	2,830	2,950
Yanlord Land, 6.75%, 4/23/23	6,750	6,968
		55,470
Consumer Non-Cyclical 4.8%
AbbVie, 2.95%, 11/21/26 (2)(3)	8,650	9,065
Albertsons, 5.75%, 3/15/25 (3)	1,660	1,720
Albertsons, 7.50%, 3/15/26 (2)	1,885	2,083
Altria Group, 1.00%, 2/15/23 (EUR)	5,310	5,991
B&G Foods, 5.25%, 4/1/25 (3)	1,520	1,509
B&G Foods, 5.25%, 9/15/27 (3)	1,065	1,054
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Bausch Health, 9.00%, 12/15/25 (2)	715	796
Bausch Health Americas, 8.50%, 1/31/27 (2)	875	960
BRF, 4.875%, 1/24/30 (3)	5,400	5,476
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)	5,757	6,608
Cigna, 4.125%, 11/15/25	3,435	3,863
CVS Health, 3.00%, 8/15/26 (3)	400	419
CVS Health, 3.70%, 3/9/23	3,290	3,473
DH Europe Finance, 0.45%, 3/18/28 (EUR)	900	984
DH Europe Finance, 0.75%, 9/18/31 (EUR)	1,245	1,359
Energizer Gamma Acquisition, 4.625%, 7/15/26 (EUR)	1,535	1,757
Hasbro, 3.55%, 11/19/26	2,375	2,488
Health & Happiness H&H International Holdings, 5.625%,
10/24/24	980	1,022
MHP, 7.75%, 5/10/24 (3)	1,550	1,674
Minerva Luxembourg, 6.50%, 9/20/26	2,700	2,788
Mriya Farming, EC, 0.50%, 12/31/25 (2)(6)	293	4
Sigma Alimentos, 4.125%, 5/2/26	5,560	5,882
Sigma Holdco, 5.75%, 5/15/26 (EUR) (3)	2,015	2,186
Tenet Healthcare, 6.875%, 11/15/31	1,350	1,397
Thermo Fisher Scientific, 0.125%, 3/1/25 (EUR)	980	1,074
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)	1,320	1,442
		67,074
Energy 3.0%
Aker BP, 3.00%, 1/15/25 (2)	4,254	4,259
Aker BP, 3.75%, 1/15/30 (2)(3)	2,615	2,635
Antero Resources, 5.125%, 12/1/22 (3)	2,150	1,338
DCP Midstream Operating, 6.75%, 9/15/37 (2)	355	374
DCP Midstream Operating, VR, 5.85%, 5/21/43 (1)(2)	535	479
Diamondback Energy, 2.875%, 12/1/24	1,885	1,893
Diamondback Energy, 3.25%, 12/1/26 (3)	1,295	1,302
Diamondback Energy, 5.375%, 5/31/25	2,800	2,908
Energy Transfer Operating, 2.90%, 5/15/25	895	911
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Energy Transfer Operating, 3.75%, 5/15/30	1,970	1,986
EQT, 6.125%, 2/1/25 (3)	1,490	1,132
EQT, 7.00%, 2/1/30 (3)	1,080	805
Nabors Industries, 4.625%, 9/15/21	208	207
NGL Energy Partners, 7.50%, 4/15/26	1,750	1,487
Occidental Petroleum, 3.20%, 8/15/26	350	354
Occidental Petroleum, 4.40%, 8/15/49 (3)	515	489
QEP Resources, 5.25%, 5/1/23	1,505	1,336
QEP Resources, 5.375%, 10/1/22	1,025	938
Seven Generations Energy, 5.375%, 9/30/25 (2)	4,760	4,332
Seven Generations Energy, 6.75%, 5/1/23 (2)	275	273
Tallgrass Energy Partners, 5.50%, 1/15/28 (2)	3,010	2,679
Targa Resources Partners, 6.875%, 1/15/29	2,515	2,713
Transcanada Trust, Series 17-A, VR, 4.65%, 5/18/77 (CAD) (1)	3,585	2,698
Whiting Petroleum, 5.75%, 3/15/21 (3)	1,290	735
Woodside Finance, 4.50%, 3/4/29 (2)	2,785	3,129
		41,392
Industrial Other 0.2%
SM Investments, 4.875%, 6/10/24	2,300	2,460
		2,460
Technology 0.8%
Micron Technology, 4.64%, 2/6/24	3,200	3,472
Micron Technology, 4.663%, 2/15/30	2,490	2,742
Solera, 10.50%, 3/1/24 (2)(3)	4,555	4,817
		11,031
Transportation 1.5%
Emirates Airline, 4.50%, 2/6/25	5,131	5,270
Hertz, 7.125%, 8/1/26 (2)(3)	2,760	2,719
ICTSI Treasury, 4.625%, 1/16/23	600	628
ICTSI Treasury, 5.875%, 9/17/25	4,600	5,094
Latam Finance, 7.00%, 3/1/26	5,400	5,410
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32	1,630	1,731
		20,852
Total Industrial		298,643
UTILITY 0.8%
Electric 0.8%
AES Gener, VR, 7.125%, 3/26/79 (1)(2)	5,500	5,873
Edison International, 3.125%, 11/15/22	475	490
Edison International, 3.55%, 11/15/24	2,270	2,406
Vistra Operations, 3.70%, 1/30/27 (2)	2,180	2,191
Total Utility		10,960
Total Corporate Bonds (Cost $413,762)		416,510

ASSET-BACKED SECURITIES 4.7%
Car Loan 0.7%
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class D
3.82%, 3/18/24	1,265	1,322
Avis Budget Rental Car Funding AESOP
Series 2016-2A, Class C
4.83%, 11/20/22 (2)	4,125	4,288
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class C
4.53%, 3/20/23 (2)	990	1,030
CarMax Auto Owner Trust
Series 2017-1, Class D
3.43%, 7/17/23	625	636
Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30 (2)	2,170	2,343
SMART Trust
Series 2016-2US, Class A4A
2.05%, 12/14/22	840	840
		10,459

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Other Asset-Backed Securities 3.5%

Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (2)	1,590	1,639

Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 2.899%, 7/20/28 (2)	1,520	1,521

Benefit Street Partners IV
Series 2014-IVA, Class A2RR, CLO, FRN
3M USD LIBOR + 1.75%, 3.569%, 1/20/29 (2)	1,050	1,050

Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, %, 4/15/29 (2)	6,995	6,995

BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 2.745%, 11/20/28 (2)	3,730	3,724

Carlyle U. S.
Series 2016-4A, Class CR, CLO, FRN
3M USD LIBOR + 2.80%, 4.619%, 10/20/27 (2)	1,845	1,776

CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 3.111%, 2/12/30 (2)	2,120	2,121

Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 2.969%, 10/20/28 (2)	1,940	1,941

Hilton Grand Vacations Trust
Series 2014-AA, Class A
1.77%, 11/25/26 (2)	84	84

Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (2)	194	197

HPS Loan Management
Series 11-2017, Class CR, CLO, FRN
3M USD LIBOR + 1.95%, 3.588%, 5/6/30 (2)	7,190	7,190

Madison Park Funding XXXIII
Series 2019-33A, Class A, CLO, FRN
3M USD LIBOR + 1.33%, 3.174%, 10/15/32 (2)	2,385	2,381

Madison Park Funding XXXVII
Series 2019-37A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 3.131%, 7/15/32 (2)	700	703

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 3.17%, 10/25/32 (2)	2,205	2,211

MVW Owner Trust
Series 2013-1A, Class A
2.15%, 4/22/30 (2)	29	29

MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (2)	48	48

MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (2)	110	113

MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (2)	133	135

Neuberger Berman XVII
Series 2014-17A, Class CR2, CLO, FRN
3M USD LIBOR + 2.00%, %, 4/22/29 (2)	6,900	6,900

OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 3.636%, 10/17/29 (2)	1,670	1,653

Southwick Park
Series 2019-4A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 3.119%, 7/20/32 (2)	2,820	2,831

Taconic Park
Series 2016-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.90%, %, 1/20/29 (2)	3,460	3,460

		48,702
Student Loan 0.5%

Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (2)	805	861

Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (2)	2,365	2,365

SMB Private Education Loan Trust
Series 2020-A, Class B
3.00%, 8/15/45 (2)	3,365	3,363

		6,589
Total Asset-Backed Securities (Cost $65,315)		65,750

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

		Par/Shares	$ Value
	(Amounts in 000s)
	BANK LOANS 5.5% (7)
	FINANCIAL INSTITUTIONS 0.2%
	Insurance 0.2%
	HUB International, FRN, 3M USD LIBOR + 2.75%, 4.543%,
	4/25/25	3,092	3,001
	Total Financial Institutions		3,001
	INDUSTRIAL 5.3%
	Capital Goods 0.4%
	Summit Materials, FRN, 3M USD LIBOR + 2.00%, 3.603%,
	11/21/24	4,962	4,925
			4,925
	Communications 1.2%
	Altice France, FRN, 3M USD LIBOR + 4.00%, 5.659%, 8/14/26	3,084	3,015
	Asurion, FRN, 3M USD LIBOR + 6.50%, 8.103%, 8/4/25	2,360	2,363
	Charter Communications Operating, FRN, 1M USD LIBOR +
	1.75%, 3.36%, 2/1/27	4,962	4,888
	Intelsat Jackson Holdings, 6.625%, 1/2/24	780	784
	Iridium Satellite, FRN, 1M USD LIBOR + 3.75%, 5.353%,
	11/4/26	2,460	2,457
	Level 3 Financing, FRN, 1M USD LIBOR + 1.75%, 3.353%,
	3/1/27	3,373	3,293
			16,800
	Consumer Cyclical 1.4%
	KFC Holding, FRN, 3M USD LIBOR + 1.75%, 3.409%, 4/3/25	4,962	4,908
	Loire Finco Luxembourg, FRN, 3M EURIBOR + 3.25%, 1/24/27
(EUR)	(8)	1,465	1,584
	Marriott Ownership Resorts, FRN, 1M USD LIBOR + 1.75%,
	3.353%, 8/29/25	4,975	4,971
	Scientific Games International, FRN, 3M USD LIBOR + 2.75%,
	4.366%, 8/14/24	4,389	4,249
	Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 5.103%,
	2/5/27	3,087	3,030
			18,742

	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Consumer Non-Cyclical 0.7%
Bellring Brands, FRN, 1M USD LIBOR + 5.00%, 6.603%,
10/21/24	2,445	2,457
Chobani, FRN, 3M USD LIBOR + 3.50%, 5.103%, 10/10/23	3,192	3,136
Versant Health Holdco, FRN, 3M USD LIBOR + 3.00%, 4.603%,
12/2/24	4,385	4,297
		9,890
Energy 0.3%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.853%, 6/24/24	3,764	3,247
Buckeye Partners, FRN, 1M USD LIBOR + 2.75%, 4.405%,
11/1/26	1,550	1,529
		4,776
Technology 1.3%
CCC Information Services, FRN, 1M USD LIBOR + 2.75%,
4.36%, 4/29/24 (8)	4,394	4,353
Kronos, FRN, 3M USD LIBOR + 8.25%, 10.01%, 11/1/24 (8)	2,420	2,425
Microchip Technology, FRN, 3M USD LIBOR + 2.00%, 3.61%,
5/29/25	4,666	4,631
Refinitiv U.S. Holdings, FRN, 1M USD LIBOR + 3.25%, 4.853%,
10/1/25	6,234	6,216
		17,625
Total Industrial		72,758
Total Bank Loans (Cost $76,815)		75,759

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.4%
Collateralized Mortgage Obligations 6.4%
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (2)	1,575	1,606
Angel Oak Mortgage Trust I
Series 2019-2, Class M1, CMO, ARM
4.065%, 3/25/49 (2)	2,815	2,894
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL5, Class A, CMO, ARM
3.50%, 6/28/57 (2)	177	182
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

COLT Mortgage Loan Trust
Series 2018-1, Class A3, CMO, ARM
3.084%, 2/25/48 (2)	33	33

COLT Mortgage Loan Trust
Series 2019-1, Class A3, CMO, ARM
4.012%, 3/25/49 (2)	1,504	1,526

COLT Mortgage Loan Trust
Series 2019-2, Class A3, CMO, ARM
3.541%, 5/25/49 (2)	1,548	1,576

Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
1M USD LIBOR + 2.55%, 4.177%, 12/25/30	1,670	1,697

Connecticut Avenue Securities
Series 2018-C05, Class 1M2, CMO, ARM
1M USD LIBOR + 2.35%, 3.977%, 1/25/31	2,385	2,413

Connecticut Avenue Securities
Series 2018-R07, Class 1M2, CMO, ARM
1M USD LIBOR + 2.40%, 4.027%, 4/25/31 (2)	2,578	2,597

Connecticut Avenue Securities
Series 2019-R06, Class 2M2, CMO, ARM
1M USD LIBOR + 2.10%, 3.727%, 9/25/39 (2)	2,995	3,012

Deephaven Residential Mortgage Trust
Series 2018-3A, Class M1, CMO, ARM
4.357%, 8/25/58 (2)	1,680	1,705

Deephaven Residential Mortgage Trust
Series 2019-2A, Class A3, CMO, ARM
3.763%, 4/25/59 (2)	644	651

Deephaven Residential Mortgage Trust
Series 2019-2A, Class M1, CMO, ARM
3.921%, 4/25/59 (2)	1,190	1,220

Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.587%, 12/25/46 (2)	1,038	1,047

Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.816%, 5/25/47 (2)	263	264

FWD Securitization Trust
Series 2020-INV1, Class M1, CMO, ARM
2.85%, 1/25/50 (2)	3,135	3,149

Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (2)	713	725

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Homeward Opportunities Fund I Trust
Series 2019-1, Class A3, CMO, ARM
3.606%, 1/25/59 (2)	961	972

Homeward Opportunities Fund I Trust
Series 2019-1, Class M1, CMO, ARM
3.951%, 1/25/59 (2)	1,075	1,101

Homeward Opportunities Fund I Trust
Series 2019-2, Class B1, CMO, ARM
4.087%, 9/25/59 (2)	2,250	2,278

Homeward Opportunities Fund I Trust
Series 2019-3, Class M1, CMO, ARM
3.518%, 11/25/59 (2)	3,135	3,185

Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (2)	61	62

Mill City Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
3.25%, 5/25/62 (2)	658	683

New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A2, CMO, ARM
4.087%, 11/25/48 (2)	1,285	1,312

New Residential Mortgage Loan Trust
Series 2019-NQM1, Class A3, CMO, ARM
3.928%, 1/25/49 (2)	1,068	1,077

New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A2, CMO, ARM
3.701%, 4/25/49 (2)	2,129	2,155

New Residential Mortgage Loan Trust
Series 2019-NQM5, Class M1, CMO, ARM
3.444%, 11/25/59 (2)	2,300	2,329

Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, CMO, ARM
4.00%, 8/25/56 (2)	740	753

Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (2)	749	777

Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (2)	706	725

SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.082%, 9/25/59 (2)	962	967

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Starwood Mortgage Residential Trust
Series 2019-1, Class A3, CMO, ARM
3.299%, 6/25/49 (2)	2,237	2,263

Starwood Mortgage Residential Trust
Series 2019-IMC1, Class M1, CMO, ARM
4.094%, 2/25/49 (2)	1,425	1,469

Starwood Mortgage Residential Trust
Series 2019-INV1, Class B1, CMO, ARM
3.657%, 9/27/49 (2)	2,065	2,104

Starwood Mortgage Residential Trust
Series 2020-1, Class M1, CMO, ARM
2.878%, 2/25/50 (2)	3,940	3,989

Structured Agency Credit Risk Debt Notes
Series 2016-DNA1, Class M2, CMO, ARM
1M USD LIBOR + 2.90%, 4.527%, 7/25/28	38	38

Structured Agency Credit Risk Debt Notes
Series 2017-SPI1, Class M2, CMO, ARM
3.977%, 9/25/47 (2)	675	692

Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M2AT, CMO, ARM
1M USD LIBOR + 1.05%, 2.677%, 7/25/30	4,165	4,151

Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 2.727%, 9/25/30	4,165	4,157

Structured Agency Credit Risk Debt Notes
Series 2018-SPI3, Class M2, CMO, ARM
4.15%, 8/25/48 (2)	920	946

Structured Agency Credit Risk Debt Notes
Series 2019-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 3.677%, 7/25/49 (2)	1,570	1,570

Structured Agency Credit Risk Debt Notes
Series 2020-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 1.85%, 3.505%, 2/25/50 (2)	6,500	6,464

Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (2)	88	88

Towd Point Mortgage Trust
Series 2017-1, Class M1, CMO, ARM
3.75%, 10/25/56 (2)	1,035	1,109

Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (2)	672	688

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (2)	681	698

Towd Point Mortgage Trust
Series 2019-1, Class A1, CMO, ARM
3.75%, 3/25/58 (2)	1,060	1,131

Verus Securitization Trust
Series 2018-3, Class M1, CMO, ARM
4.595%, 10/25/58 (2)	2,050	2,107

Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (2)	2,099	2,130

Verus Securitization Trust
Series 2019-4, Class B1, CMO, ARM
3.86%, 11/25/59 (2)	2,625	2,644

Verus Securitization Trust
Series 2019-INV1, Class B1, CMO
4.991%, 12/25/59 (2)	2,365	2,432

Verus Securitization Trust
Series 2019-INV3, Class B2, CMO, ARM
4.791%, 11/25/59 (2)	1,075	1,087

Verus Securitization Trust
Series 2020-1, Class B1, CMO, ARM
3.624%, 1/25/60 (2)	1,150	1,170

		87,800
Commercial Mortgage-Backed Securities 2.0%

280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM
1M USD LIBOR + 1.08%, 2.739%, 9/15/34 (2)	995	994

Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 3.059%, 4/15/35 (2)	500	499

BFLD
Series 2019-DPLO, Class C, ARM
1M USD LIBOR + 1.54%, 3.199%, 10/15/34 (2)	1,830	1,832

BX Commercial Mortgage Trust
Series 2020-BXLP, Class G, ARM
1M USD LIBOR + 2.50%, 4.159%, 12/15/36 (2)	2,095	2,095

BX Trust
Series 2018-GW, Class C, ARM
1M USD LIBOR + 1.22%, 2.879%, 5/15/35 (2)	1,040	1,036

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65B, ARM
4.14%, 5/15/52 (2)	1,055	1,107

Citigroup Commercial Mortgage Trust
Series 2015-P1, Class B, ARM
4.312%, 9/15/48	560	617

Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM
4.626%, 2/10/47	1,390	1,536

Commercial Mortgage Trust
Series 2015-CR25, Class C, ARM
4.54%, 8/10/48	950	1,034

Commercial Mortgage Trust
Series 2015-PC1, Class B, ARM
4.435%, 7/10/50	1,500	1,646

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class E, ARM
1M USD LIBOR + 2.15%, 3.809%, 5/15/36 (2)	2,555	2,557

CSAIL Commercial Mortgage Trust
Series 2016-C6, Class C, ARM
4.925%, 1/15/49	1,065	1,190

DC Office Trust
Series 2019-MTC, Class D, ARM
3.174%, 9/15/45 (2)	1,455	1,505

Great Wolf Trust
Series 2019-WOLF, Class F, ARM
1M USD LIBOR + 3.131%, 4.79%, 12/15/36 (2)	6,150	6,166

Hilton Orlando Trust
Series 2018-ORL, Class B, ARM
1M USD LIBOR + 1.05%, 2.709%, 12/15/34 (2)	940	939

InTown Hotel Portfolio Trust
Series 2018-STAY, Class C, ARM
1M USD LIBOR + 1.25%, 2.909%, 1/15/33 (2)	2,030	2,025

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-JP5, Class AS, ARM
3.876%, 3/15/50	655	727

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class C, ARM
4.185%, 11/15/52	535	583

		28,088
Total Non-U.S. Government Mortgage-Backed Securities (Cost $114,011)		115,888

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)

U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 8.1%
U. S. Government Agency Obligations 6.5% (9)
Federal Home Loan Mortgage
4.00%, 10/1/40 - 12/1/41	357	388
4.50%, 6/1/39 - 5/1/42	62	66
5.00%, 11/1/36 - 8/1/40	73	82
5.50%, 10/1/38	7	8
Federal Home Loan Mortgage, UMBS, 4.50%, 3/1/49-12/1/49	3,239	3,460
Federal National Mortgage Assn. , UMBS
3.00%, 9/1/32 - 1/1/35	31,163	32,639
3.50%, 11/1/45 - 2/1/50	14,617	15,390
4.00%, 1/1/41 - 12/1/49	7,999	8,550
4.50%, 7/1/39 - 1/1/50	12,336	13,507
5.00%, 7/1/33 - 8/1/49	5,732	6,338
5.50%, 4/1/35 - 5/1/44	980	1,126
6.00%, 4/1/35 - 2/1/39	178	208
6.50%, 9/1/36 - 8/1/37	39	46
UMBS, TBA
3.00%, 3/1/35 (10)	3,415	3,537
3.50%, 3/1/50 (10)	680	706
4.00%, 3/1/50 (10)	1,610	1,696
4.50%, 3/1/50 (10)	1,280	1,366
5.00%, 3/1/50 (10)	1,815	1,965
		91,078
U. S. Government Obligations 1.6%
Government National Mortgage Assn.
3.00%, 9/20/49	2,116	2,170
3.50%, 9/15/41 - 2/20/48	7,730	8,140
4.00%, 9/20/40 - 11/20/49	6,519	6,868
4.50%, 3/20/47 - 9/20/47	843	905
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
5.00%, 3/20/41 - 6/20/49	2,437	2,625
Government National Mortgage Assn. , CMO, IO
4.00%, 2/20/43	85	13
4.50%, 11/20/39 - 12/20/39	37	1
Government National Mortgage Assn. , TBA
4.00%, 3/20/50 (10)	375	390
4.50%, 3/20/50 (10)	625	657
		21,769
Total U. S. Government & Agency Mortgage-Backed Securities (Cost $110,290)		112,847

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 0.9%
U. S. Treasury Obligations 0.9%
U. S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25	11,717	12,063
Total U. S. Treasury Obligations		12,063
Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$11,757)		12,063

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 38.7%
Government Guarantee 0.3%
Heta Asset Resolution, 2.375%, 12/13/22 (EUR)	3,000	3,542
		3,542
Local Authorities 0.5%
Tobacco Settlement Financing, Series TXB-A-1, 6.706%, 6/1/46	6,830	7,216
		7,216
Owned No Guarantee 5.7%
1MDB Global Investments, 4.40%, 3/9/23	4,500	4,370
Centrais Eletricas Brasileiras, 4.625%, 2/4/30 (2)(3)	1,370	1,390
China Development Bank, 3.65%, 5/21/29 (CNY)	40,000	5,905
China Development Bank, 3.68%, 2/26/26 (CNY)	80,000	11,785
China Development Bank, 4.24%, 8/24/27 (CNY)	30,000	4,568

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
China Development Bank, 4.88%, 2/9/28 (CNY)	10,000	1,588
Citgo Holding, 9.25%, 8/1/24 (2)	2,700	2,808
Eskom Holdings SOC, 5.75%, 1/26/21	6,650	6,669
Eskom Holdings SOC, 6.75%, 8/6/23	3,175	3,183
Export-Import Bank of India, 8.375%, 7/24/25 (INR)	49,000	719
Islandsbanki, 1.125%, 4/12/22 (EUR)	3,350	3,773
KazMunayGas National, 4.75%, 4/19/27	5,200	5,764
Landsbankinn, 1.00%, 5/30/23 (EUR)	3,450	3,884
Mexico City Airport Trust, 5.50%, 7/31/47	1,400	1,532
NTPC, 7.25%, 5/3/22 (INR)	50,000	699
NTPC, 7.375%, 8/10/21 (INR)	60,000	837
Oztel Holdings, 6.625%, 4/24/28	6,100	6,529
Perusahaan Gas Negara, 5.125%, 5/16/24 (2)	200	220
Perusahaan Gas Negara, 5.125%, 5/16/24	2,125	2,337
Petroleos de Venezuela, 6.00%, 5/16/24 (11)(12)	770	81
Petroleos de Venezuela, 9.00%, 11/17/21 (11)(12)	510	53
Petroleos de Venezuela, 12.75%, 2/17/22 (11)(12)	15	1
Petroleos Mexicanos, 6.50%, 3/13/27	3,455	3,625
Saudi Arabian Oil, 3.50%, 4/16/29 (2)(3)	4,400	4,677
Saudi Arabian Oil, 4.375%, 4/16/49 (2)	1,000	1,134
Syngenta Finance, 3.933%, 4/23/21 (2)	1,420	1,449
		79,580
Sovereign 2.7%
Commonwealth of Bahamas, 6.00%, 11/21/28 (2)	1,140	1,297
Government of Bermuda, 4.75%, 2/15/29 (2)(3)	4,610	5,343
Republic of Albania, 3.50%, 10/9/25 (EUR) (2)	1,490	1,835
Republic of Albania, 3.50%, 10/9/25 (EUR)	1,500	1,847
Republic of Argentina, 3.375%, 1/15/23 (EUR)	2,400	1,130
Republic of Croatia, 3.875%, 5/30/22 (EUR)	2,275	2,723
Republic of Ghana, 7.875%, 2/11/35 (2)	3,450	3,417
Republic of Paraguay, 5.40%, 3/30/50 (2)	3,350	4,040
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Republic of Romania, 2.00%, 1/28/32 (EUR) (2)	1,045	1,172
Republic of Romania, 2.375%, 4/19/27 (EUR)	5,470	6,660
Republic of Romania, 2.875%, 3/11/29 (EUR)	696	874
Republic of Serbia, 1.50%, 6/26/29 (EUR) (2)	2,460	2,799
Republic of Sri Lanka, 6.25%, 10/4/20	2,000	2,018
Republic of Sri Lanka, 6.25%, 7/27/21	1,600	1,629
Republic of Venezuela, 6.00%, 12/9/20 (11)(12)	205	32
Republic of Venezuela, 7.75%, 10/13/20 (11)(12)	400	62
		36,878
Supranational 1.6%
European Bank for Reconstruction & Development, 6.25%,
7/25/22 (IDR)	123,500,000	8,554
European Investment Bank, 1.25%, 5/12/25 (SEK)	129,500	14,281
		22,835
Treasuries 27.9%
Arab Republic of Egypt Treasury Bills, 13.776%, 6/2/20 (EGP)	144,650	8,968
Arab Republic of Egypt Treasury Bills, 14.161%, 6/9/20 (EGP)	172,400	10,613
Arab Republic of Egypt Treasury Bills, 14.80%, 4/28/20 (EGP)	15,100	953
Arab Republic of Egypt Treasury Bills, 15.399%, 6/16/20 (EGP)	3,025	188
Bonos de la Tesoreria de la Republica, 4.00%, 3/1/23 (CLP) (2)	10,200,000	13,111
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (CLP) (2)	28,490,000	38,303
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25
(BRL)	41,396	10,678
Bundesobligation, 0.00%, 10/13/23 (EUR)	4,500	5,115
Government of Canada, 1.50%, 6/1/23 (CAD)	13,930	10,512
Government of India, 8.12%, 12/10/20 (INR)	163,000	2,304
Government of India, 8.24%, 2/15/27 (INR)	355,000	5,409
Government of India, 8.40%, 7/28/24 (INR)	94,540	1,430
Government of India, 9.15%, 11/14/24 (INR)	950,000	14,787
Government of Japan, 0.10%, 3/20/22 (JPY)	1,850,000	17,280
Government of Japan, 0.60%, 6/20/37 (JPY)	1,156,000	11,649
Government of Japan, 0.60%, 12/20/46 (JPY)	252,700	2,552
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Government of Japan, 1.20%, 12/20/34 (JPY)	213,600	2,324
Government of Malaysia, 4.736%, 3/15/46 (MYR)	13,325	3,819
Government of Thailand, 2.125%, 12/17/26 (THB)	183,000	6,253
Government of Thailand, 4.875%, 6/22/29 (THB)	232,631	9,831
Government of the United Kingdom, 1.625%, 10/22/71 (GBP)	2,685	4,628
Italy Buoni Poliennali del Tesoro, 1.50%, 6/1/25 (EUR)	9,865	11,418
Italy Buoni Poliennali del Tesoro, 2.80%, 3/1/67 (EUR)	7,153	8,997
People's Republic of China, 3.13%, 4/13/22 (CNY)	30,000	4,362
People's Republic of China, 3.13%, 11/21/29 (CNY)	20,000	2,958
People's Republic of China, 3.19%, 4/11/24 (CNY)	40,000	5,873
People's Republic of China, 3.25%, 6/6/26 (CNY)	90,000	13,244
People's Republic of China, 3.60%, 9/6/25 (CNY)	10,000	1,503
People's Republic of China, 4.00%, 6/24/69 (CNY)	10,000	1,617
Republic of Cyprus, 1.25%, 1/21/40 (EUR)	120	134
Republic of Cyprus, 2.375%, 9/25/28 (EUR)	10,363	13,247
Republic of Cyprus, 2.75%, 2/26/34 (EUR)	917	1,266
Republic of Cyprus, 2.75%, 5/3/49 (EUR) (3)	1,080	1,605
Republic of Cyprus, 3.875%, 5/6/22 (EUR)	2,870	3,437
Republic of Cyprus, 4.25%, 11/4/25 (EUR)	2,155	2,919
Republic of Indonesia, 8.125%, 5/15/24 (IDR)	110,000,000	8,293
Republic of Indonesia, 9.00%, 3/15/29 (IDR)	57,493,000	4,459
Republic of Ireland, 1.35%, 3/18/31 (EUR)	10,629	13,563
Republic of Romania, 4.25%, 6/28/23 (RON)	45,795	10,780
Republic of Romania, 5.00%, 2/12/29 (RON)	47,350	11,613
Republic of Romania, 5.80%, 7/26/27 (RON)	28,940	7,435
Republic of Serbia, 5.75%, 7/21/23 (RSD)	385,620	4,025
Republic of Serbia, 10.00%, 2/5/22 (RSD)	507,100	5,465
Republic of Slovenia, 1.50%, 3/25/35 (EUR)	1,825	2,403
Republic of South Africa, 7.75%, 2/28/23 (ZAR)	101,180	6,690
Republic of South Africa, 8.00%, 1/31/30 (ZAR)	81,423	4,848
Republic of South Africa, 10.50%, 12/21/26 (ZAR)	203,860	14,619
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Republic of Sri Lanka Treasury Bills, 7.692%, 5/29/20 (LKR)	300,000	1,620
Republic of Sri Lanka Treasury Bills, 8.022%, 7/31/20 (LKR)	140,000	746
Republic of Sri Lanka Treasury Bills, 8.072%, 8/28/20 (LKR)	160,000	846
State of Israel, 1.75%, 8/31/25 (ILS)	33,345	10,349
State of Israel, 5.50%, 1/31/42 (ILS)	38,280	20,147
United Mexican States, 10.00%, 12/5/24 (MXN)	92,310	5,338
		386,526
Total Foreign Government Obligations & Municipalities (Cost $526,539)		536,577

COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Communications 0.0%
T-Mobile USA, CVR, 6.50%, 1/15/26 (6)(12)	1,725	22
		22
Industrial Other 0.0%
Mriya Farming (GBP) (6)	1	—
Mriya Farming, Recovery Certificates (EUR) (6)	128	2
		2
Total Industrial		24
Total Common Stocks (Cost $—)		24

CONVERTIBLE PREFERRED STOCKS 0.1%
INDUSTRIAL 0.1%
Energy 0.1%
Targa Resources, Series A, 9.50%, Acquisition Date: 11/27/19,
Cost $1,774 (4)(13)	2	1,792
Total Industrial		1,792
Total Convertible Preferred Stocks (Cost $1,774)		1,792

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 2.3%
T. Rowe Price Government Reserve Fund, 1.59% (14)(15)	32,074	32,074
Total Money Market Funds		32,074
U. S. Treasury Obligations 0.9%
United States Treasury Bill, 1.531%, 5/21/20 (16)	11,700	11,667
Total U. S. Treasury Obligations		11,667
Total Short-Term Investments (Cost $43,734)		43,741

SECURITIES LENDING COLLATERAL 3.6%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.9%
Short-Term Funds 0.9%
T. Rowe Price Short-Term Fund, 1.71% (14)(15)	1,259	12,586
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		12,586
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 2.7%
Short-Term Funds 2.7%
T. Rowe Price Short-Term Fund, 1.71% (14)(15)	3,673	36,728
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		36,728
Total Securities Lending Collateral (Cost $49,314)		49,314

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty		Description	Contracts	Notional Amount	$ Value
		Credit Default Swap, Protection Sold
		(Relevant Credit: Markit iTraxx
		Crossover-S32, 5 Year Index,
		12/20/24), Receive 5.00% Quarterly,
Goldman		Pay upon credit default, 5/20/20 @
Sachs		3.00%* (EUR) (12)	1	95,500	1,256
		USD Call / EUR Put, 3/12/20 @ 1.10
BNP Paribas	(EUR)	(12)	1	10,500	98
		USD Call / JPY Put, 6/1/20 @ 110.71
Citibank	(JPY)	(12)	1	69,900	234
		USD Put / BRL Call, 5/26/20 @ 4.23
BNP Paribas	(BRL)	(12)	1	37,900	137
Total OTC Options Purchased (Cost $1,975)					1,725
Total Options Purchased (Cost $1,975)					1,725
Total Investments in Securities 103.3%
(Cost $1,415,286)					$1,431,990
Other Assets Less Liabilities (3.3)%					(45,673)
Net Assets 100.0%					$1,386,317

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
*	Exercise Spread
(1)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $385,665 and represents 27.8% of net assets.
(3)	All or a portion of this security is on loan at February 29, 2020.
(4)	Perpetual security with no stated maturity date.
(5)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6)	Level 3 in fair value hierarchy.
(7)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(8)	All or a portion of this loan is unsettled as of February 29, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(9)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(10)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $10,317 and represents 0.7% of net assets.
(11)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(12)	Non-income producing
(13)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $1,792 and represents 0.1% of net assets.
(14)	Seven-day yield
(15)	Affiliated Companies
(16)	At February 29, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M CZK
PRIBOR	Six month CZK PRIBOR (Prague interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
CNY	China Renminbi
CVR	Contingent Value Rights
CZK	Czech Koruna
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EGP	Egyptian Pound
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

IO	Interest-only security for which the fund receives interest on notional principal
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
OTC	Over-the-counter
PLN	Polish Zloty
PTT	Pass-Through Trust
RON	New Romanian Leu
RSD	Serbian Dinar
SEK	Swedish Krona
TBA	To-Be-Announced
THB	Thai Baht
TRY	Turkish Lira
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty	Description	Contracts	Notional Amount	$ Value
	Credit Default Swap, Protection
	Bought (Relevant Credit: Markit iTraxx
	Crossover-S32, 5 Year Index,
	12/20/24), Pay 5.00% Quarterly,
Goldman	Receive upon credit default, 5/20/20
Sachs	@ 3.38%* (EUR)	1	95,500	(1,558)
Total OTC Options Written (Premiums $(1,416))				(1,558)
Total Options Written (Premiums $(1,416))				$(1,558)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts In 000s, except Market Price)
SWAPS (0.5)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

BILATERAL SWAPS (0.1)%

Credit Default Swaps, Protection Sold 0.0%

Bank of America, Protection Sold (Relevant
Credit: Hellenic Republic, 4.30%, 2/24/24,
113.26 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/22	3,400	5	(72)	77

Bank of America, Protection Sold (Relevant
Credit: Hellenic Republic, 4.30%, 2/24/24,
113.26 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29	4,200	(457)	(200)	(257)

Barclays Bank, Protection Sold (Relevant Credit:
Cardinal Health, 4.63%, 12/15/20, $102.26*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	6,045	93	(158)	251

Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/09/22, $101.96*),
Receive 1.00% Monthly, Pay upon credit default,
12/20/20	1,400	10	8	2

Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/09/22, $101.96*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	3,200	13	(51)	64

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 113.26
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20	2,070	11	(32)	43

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 113.26
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/21	2,070	9	(87)	96

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 113.26
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24	4,400	(96)	(234)	138

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 4.30%, 2/24/24, 113.26
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	3,200	(97)	(17)	(80)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts in 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)

Goldman Sachs, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/09/22,
$101.96*), Receive 1.00% Monthly, Pay upon
credit default, 12/20/20	1,860	12	10	2

Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, 4.30%, 2/24/24,
113.26 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24	952	(29)	(7)	(22)

Total Bilateral Credit Default Swaps, Protection Sold			(840)	314

Total Return Swaps (0.1)%

Barclays Bank, Receive Underlying Reference:
iBoxx USD Liquid Leveraged Loans Total Return
Index At Maturity, Pay Variable 1.908% (3M USD
LIBOR) Quarterly, 3/20/20	25,000	(194)	—	(194)

JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index At Maturity, Pay Variable
1.908% (3M USD LIBOR) Quarterly, 3/20/20	4,665	13	—	13

JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged Loans
Total Return Index At Maturity, Pay Variable
1.908% (3M USD LIBOR) Quarterly, 6/20/20	22,000	(394)	—	(394)

Morgan Stanley, Receive Underlying Reference:
iBoxx USD Liquid Leveraged Loans Total Return
Index At Maturity, Pay Variable 1.908% (3M USD
LIBOR) Quarterly, 3/20/20	9,335	(9)	—	(9)

Morgan Stanley, Receive Underlying Reference:
iBoxx USD Liquid Leveraged Loans Total Return
Index At Maturity, Pay Variable 1.908% (3M USD
LIBOR) Quarterly, 9/20/20	24,000	(84)	—	(84)

Total Bilateral Total Return Swaps			—	(668)

Total Bilateral Swaps			(840)	(354)

*Market Price at February 29, 2020

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts in 000s)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Value**

CENTRALLY CLEARED SWAPS (0.4)%

Credit Default Swaps, Protection Sold 0.1%

Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S33, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/24	70,000	1,179	1,157	22

Total Centrally Cleared Credit Default Swaps, Protection Sold				22

Interest Rate Swaps (0.5)%

2 Year Interest Rate Swap, Receive Fixed
2.208% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually, 2/13/22 (CZK)	825,743	202	1	201

2 Year Interest Rate Swap, Receive Fixed
2.220% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually, 2/12/22 (CZK)	2,091,882	531	—	531

2 Year Interest Rate Swap, Receive Fixed
2.223% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually, 2/14/22 (CZK)	1,651,486	424	—	424

2 Year Interest Rate Swap, Receive Fixed
2.230% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually, 2/21/22 (CZK)	789,752	213	—	213

2 Year Interest Rate Swap, Receive Fixed
2.235% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually, 2/20/22 (CZK)	747,045	205	—	205

2 Year Interest Rate Swap, Receive Fixed
2.238% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually, 2/19/22 (CZK)	747,046	208	1	207

2 Year Interest Rate Swap, Receive Fixed
2.245% Annually, Pay Variable 2.420% (6M CZK
PRIBOR) Semi-Annually, 2/20/22 (CZK)	747,046	212	—	212

5 Year Interest Rate Swap, Pay Fixed 1.590%
Semi-Annually, Receive Variable 1.819% (3M
USD LIBOR) Quarterly, 10/22/24	13,300	(433)	—	(433)

10 Year Interest Rate Swap, Pay Fixed 1.570%
Annually, Receive Variable 2.420% (6M CZK
PRIBOR) Semi-Annually, 2/12/30 (CZK)	358,187	(451)	—	(451)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts in 000s)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

10 Year Interest Rate Swap, Pay Fixed 1.600%
Annually, Receive Variable 2.420% (6M CZK
PRIBOR) Semi-Annually, 2/13/30 (CZK)	110,211	(152)	1	(153)

10 Year Interest Rate Swap, Pay Fixed 1.660%
Semi-Annually, Receive Variable 1.928% (3M
USD LIBOR) Quarterly, 9/23/29	52,800	(2,936)	1	(2,937)

10 Year Interest Rate Swap, Pay Fixed 1.678%
Annually, Receive Variable 2.420% (6M CZK
PRIBOR) Semi-Annually, 2/14/30 (CZK)	275,528	(474)	1	(475)

10 Year Interest Rate Swap, Pay Fixed 1.685%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 2/27/30 (PLN)	15,500	(105)	—	(105)

10 Year Interest Rate Swap, Pay Fixed 1.690%
Annually, Receive Variable 2.420% (6M CZK
PRIBOR) Semi-Annually, 2/20/30 (CZK)	124,481	(222)	1	(223)

10 Year Interest Rate Swap, Pay Fixed 1.693%
Annually, Receive Variable 2.420% (6M CZK
PRIBOR) Semi-Annually, 2/21/30 (CZK)	130,032	(234)	—	(234)

10 Year Interest Rate Swap, Pay Fixed 1.705%
Annually, Receive Variable 2.420% (6M CZK
PRIBOR) Semi-Annually, 2/19/30 (CZK)	124,481	(229)	1	(230)

10 Year Interest Rate Swap, Pay Fixed 1.710%
Annually, Receive Variable 2.420% (6M CZK
PRIBOR) Semi-Annually, 2/20/30 (CZK)	124,480	(233)	—	(233)

10 Year Interest Rate Swap, Pay Fixed 1.715%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 9/24/29 (PLN)	23,200	(167)	—	(167)

10 Year Interest Rate Swap, Pay Fixed 1.775%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 10/22/29 (PLN)	15,882	(137)	1	(138)

10 Year Interest Rate Swap, Pay Fixed 1.780%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 10/22/29 (PLN)	11,118	(97)	1	(98)
10 Year Interest Rate Swap, Pay Fixed 1.800%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 11/5/29 (PLN)	9,190	(85)	1	(86)

10 Year Interest Rate Swap, Pay Fixed 1.800%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 11/6/29 (PLN)	4,595	(43)	—	(43)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts in 000s)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

10 Year Interest Rate Swap, Pay Fixed 1.803%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 11/5/29 (PLN)	4,595	(43)	—	(43)

10 Year Interest Rate Swap, Pay Fixed 1.820%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 11/5/29 (PLN)	4,595	(44)	1	(45)

10 Year Interest Rate Swap, Pay Fixed 1.860%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 11/7/29 (PLN)	4,526	(49)	—	(49)

10 Year Interest Rate Swap, Pay Fixed 3.149%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 2/13/28 (PLN)	13,189	(454)	—	(454)

10 Year Interest Rate Swap, Pay Fixed 3.158%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 2/14/28 (PLN)	9,986	(345)	1	(346)

10 Year Interest Rate Swap, Pay Fixed 3.160%
Annually, Receive Variable 1.790% (6M PLN
WIBOR) Semi-Annually, 2/12/28 (PLN)	5,024	(174)	—	(174)

30 Year Interest Rate Swap, Pay Fixed 3.024%
Semi-Annually, Receive Variable 1.947% (3M
USD LIBOR) Quarterly, 6/26/48	3,920	(1,643)	—	(1,643)

Total Centrally Cleared Interest Rate Swaps				(6,767)

Total Centrally Cleared Swaps				(6,745)

Net payments (receipts) of variation margin to date				(4,618)

Variation margin receivable (payable) on centrally cleared
swaps				$(11,363)

** Includes interest purchased or sold but not yet collected of $148.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Bank of America	3/6/20	CNH	107,384USD	15,285$	100
Bank of America	3/6/20	MYR	5,863USD	1,424	(33)
Bank of America	3/6/20	USD	519THB	15,681	22
Bank of America	3/13/20	USD	4,562ZAR	64,522	435
Bank of America	3/13/20	ZAR	10,704USD	754	(69)
Bank of America	4/9/20	USD	10,527IDR	147,465,415	423
Bank of America	4/9/20	USD	70KRW	80,771	3
Bank of America	4/16/20	CZK	314,410USD	13,829	(194)
Bank of America	4/23/20	ILS	14,550USD	4,217	(10)
Bank of America	4/24/20	USD	1,681JPY	184,023	(31)
Bank of America	6/12/20	USD	15,247CNH	107,384	(97)
Bank of America	6/19/20	USD	13,924EUR	12,532	2
Barclays Bank	3/6/20	CLP	9,869,880USD	12,207	(140)
Barclays Bank	3/6/20	USD	1,889CLP	1,487,301	71
Barclays Bank	3/6/20	USD	3,890THB	117,531	165
Barclays Bank	3/13/20	USD	15,187ZAR	219,144	1,171
Barclays Bank	4/9/20	USD	25,022INR	1,821,612	(16)
Barclays Bank	6/5/20	USD	12,212CLP	9,869,880	132
BNP Paribas	3/3/20	BRL	22,938USD	5,099	29
BNP Paribas	3/3/20	BRL	33,870USD	7,786	(214)
BNP Paribas	3/3/20	USD	5,366BRL	22,938	238
BNP Paribas	3/3/20	USD	7,529BRL	33,870	(43)
BNP Paribas	3/6/20	CLP	14,961,137USD	18,527	(234)
BNP Paribas	3/6/20	USD	17,848CLP	14,078,020	635
BNP Paribas	3/6/20	USD	4,985CNH	35,000	(30)
BNP Paribas	3/13/20	USD	4,552ZAR	64,522	425
BNP Paribas	4/7/20	TRY	39,965USD	6,664	(374)
BNP Paribas	4/9/20	INR	486,553USD	6,749	(61)
BNP Paribas	4/16/20	CZK	14,482USD	625	3
BNP Paribas	4/16/20	USD	14,141RON	61,567	52
BNP Paribas	4/17/20	MXN	13,661USD	686	3
BNP Paribas	4/24/20	USD	20,711JPY	2,302,153	(700)
BNP Paribas	5/15/20	PLN	2,473USD	635	(4)
BNP Paribas	6/2/20	USD	15,478BRL	67,993	350
BNP Paribas	6/5/20	USD	18,533CLP	14,961,137	222
Canadian Imperial Bank of
Commerce	3/6/20	USD	521THB	15,811	20
Canadian Imperial Bank of
Commerce	4/24/20	CAD	27,596USD	20,813	(254)
Citibank	3/6/20	USD	12,927CNH	90,939	(102)
Citibank	3/6/20	USD	3,891THB	117,531	166
Citibank	3/13/20	USD	7,452ZAR	112,452	259
Citibank	4/7/20	USD	6,578TRY	39,965	288
Citibank	4/9/20	USD	110KRW	127,928	3
Citibank	4/16/20	RSD	509,390USD	4,703	61
Citibank	4/16/20	USD	1,591RSD	168,113	19
Citibank	4/17/20	MXN	230,770USD	12,205	(574)
Citibank	4/23/20	ILS	12,655USD	3,671	(12)
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Citibank	4/23/20	USD	44,671ILS	153,451$	306
Citibank	4/24/20	JPY	2,299,489USD	21,242	144
Citibank	4/24/20	USD	13,204CAD	17,251	351
Citibank	4/24/20	USD	967JPY	103,867	1
Citibank	4/24/20	USD	28,569JPY	3,121,440	(461)
Citibank	5/15/20	PLN	3,403USD	864	4
Citibank	5/22/20	USD	19,440SEK	186,927	(82)
Credit Suisse	4/9/20	USD	10,539IDR	147,465,415	435
Credit Suisse	6/2/20	BRL	31,836USD	7,039	45
Deutsche Bank	3/6/20	MYR	94,691USD	22,930	(466)
Deutsche Bank	6/5/20	MYR	6,449USD	1,554	(28)
Deutsche Bank	6/5/20	USD	1,316MYR	5,465	22
Goldman Sachs	3/3/20	BRL	6,072USD	1,350	8
Goldman Sachs	3/3/20	USD	1,440BRL	6,072	82
Goldman Sachs	3/6/20	THB	222,825USD	7,022	41
Goldman Sachs	3/6/20	USD	1,708CLP	1,330,159	82
Goldman Sachs	4/9/20	USD	1,087IDR	15,380,948	33
Goldman Sachs	4/24/20	USD	1,681JPY	183,954	(30)
Goldman Sachs	6/5/20	USD	7,014THB	222,825	(60)
HSBC Bank	3/3/20	BRL	13,662USD	3,037	17
HSBC Bank	3/3/20	USD	3,251BRL	13,662	197
HSBC Bank	3/6/20	CNH	75,926USD	10,806	72
HSBC Bank	3/6/20	USD	3,809CLP	3,002,860	138
HSBC Bank	3/6/20	USD	4,113CNH	28,700	1
HSBC Bank	3/6/20	USD	14,614MYR	61,113	116
HSBC Bank	3/6/20	USD	8,826MYR	37,298	(22)
HSBC Bank	4/17/20	USD	1,375MXN	26,359	47
HSBC Bank	6/5/20	MYR	37,298USD	8,810	20
HSBC Bank	6/5/20	USD	1,448THB	45,887	(9)
HSBC Bank	6/12/20	CNH	147,678USD	21,021	81
HSBC Bank	6/12/20	USD	10,777CNH	75,926	(72)
JPMorgan Chase	3/6/20	THB	73,835USD	2,330	10
JPMorgan Chase	3/6/20	USD	3,304CNH	23,239	(25)
JPMorgan Chase	3/6/20	USD	512MYR	2,143	3
JPMorgan Chase	3/13/20	USD	267ZAR	4,019	9
JPMorgan Chase	4/9/20	USD	735IDR	10,141,673	40
JPMorgan Chase	4/16/20	RON	2,367USD	538	4
JPMorgan Chase	4/16/20	RSD	80,777USD	763	(8)
JPMorgan Chase	4/17/20	MXN	6,982USD	365	(13)
JPMorgan Chase	4/23/20	ILS	6,501USD	1,899	(19)
JPMorgan Chase	4/24/20	JPY	132,245USD	1,226	4
JPMorgan Chase	4/24/20	USD	251CAD	332	4
JPMorgan Chase	6/2/20	USD	3,324BRL	15,004	(14)
JPMorgan Chase	6/5/20	USD	2,328THB	73,835	(17)
JPMorgan Chase	6/12/20	USD	4,306CNH	30,350	(31)
JPMorgan Chase	6/19/20	USD	3,259EUR	2,917	18
JPMorgan Chase	6/19/20	USD	361GBP	273	10
Morgan Stanley	3/3/20	BRL	6,612USD	1,521	(43)
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Morgan Stanley	3/3/20	USD	1,470BRL	6,612$	(8)
Morgan Stanley	3/6/20	CNH	46,338USD	6,571	68
Morgan Stanley	3/6/20	THB	74,958USD	2,374	1
Morgan Stanley	3/6/20	USD	5,073CLP	4,030,669	144
Morgan Stanley	3/6/20	USD	11,078CNH	77,947	(89)
Morgan Stanley	4/23/20	ILS	14,550USD	4,221	(14)
Morgan Stanley	4/24/20	USD	1,524JPY	166,695	(26)
Morgan Stanley	6/2/20	USD	1,515BRL	6,612	44
Morgan Stanley	6/5/20	CLP	1,096,560USD	1,337	5
Morgan Stanley	6/5/20	USD	3,473CLP	2,821,413	20
Morgan Stanley	6/5/20	USD	2,371THB	74,958	(8)
Morgan Stanley	6/12/20	USD	6,554CNH	46,338	(68)
RBC Dominion Securities	4/24/20	JPY	23,944USD	222	1
Standard Chartered	3/6/20	USD	2,792CLP	2,190,254	114
Standard Chartered	3/6/20	USD	783CNH	5,458	1
Standard Chartered	6/5/20	USD	4,991MYR	20,736	82
State Street	3/3/20	BRL	4,554USD	1,012	6
State Street	3/3/20	BRL	6,744USD	1,542	(35)
State Street	3/3/20	USD	1,076BRL	4,554	58
State Street	3/3/20	USD	1,499BRL	6,744	(9)
State Street	4/17/20	USD	3,147MXN	59,749	136
State Street	5/22/20	EUR	4,370USD	4,778	71
State Street	5/22/20	USD	120,720EUR	110,606	(1,987)
State Street	5/22/20	USD	1,059GBP	811	17
State Street	6/2/20	USD	1,536BRL	6,744	36
UBS Investment Bank	3/6/20	CLP	4,972,045USD	6,131	(52)
UBS Investment Bank	3/6/20	CNH	122,573USD	17,484	78
UBS Investment Bank	3/6/20	USD	4,669CLP	3,683,799	165
UBS Investment Bank	3/6/20	USD	12,895CNH	90,939	(135)
UBS Investment Bank	3/6/20	USD	6,154THB	186,759	234
UBS Investment Bank	4/16/20	RON	2,282USD	528	(6)
UBS Investment Bank	4/16/20	USD	3,413RON	14,804	25
UBS Investment Bank	4/24/20	USD	530JPY	58,870	(17)
UBS Investment Bank	5/22/20	USD	4,928EUR	4,490	(53)
UBS Investment Bank	6/5/20	USD	6,133CLP	4,972,045	48
UBS Investment Bank	6/12/20	USD	17,444CNH	122,573	(70)
UBS Investment Bank	6/19/20	EUR	3,065USD	3,416	(11)
UBS Investment Bank	6/19/20	USD	60,825EUR	52,913	2,044
UBS Investment Bank	6/19/20	USD	10,680GBP	8,400	(117)
Net unrealized gain (loss) on open forward
currency exchange contracts					$3,743

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 279 Government of Australia ten year bond
contracts	3/20	27,208	$739
Short, 198 Government of Canada ten year bond
contracts	6/20	(21,053)	(340)
Long, 179 Government of South Korea ten year bond
contracts	3/20	19,797	535
Long, 543 Government of South Korea three year
bond contracts	3/20	49,820	466
Short, 370 U. S. Treasury Notes ten year contracts	6/20	(49,858)	(816)
Long, 4,165 U. S. Treasury Notes two year contracts	6/20	909,337	4,899
Short, 15 Ultra U. S. Treasury Bonds contracts	6/20	(3,113)	(139)
Net payments (receipts) of variation margin to date			(2,456)

Variation margin receivable (payable) on open futures contracts			$2,888

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$1,390
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$1,390+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	5/31/19	Cost		Cost	2/29/20
T. Rowe Price Government
Reserve Fund	$57,628		¤	¤ $	32,074
T. Rowe Price Short-Term
Fund	30,267		¤	¤	49,314
					$81,388^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,390 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $81,388.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors,

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	$	— $	416,506$	4$	416,510
Fixed Income Securities[1]		—	918,884	—	918,884
Common Stocks		—	—	24	24
Convertible Preferred Stocks		—	1,792	—	1,792
Short-Term Investments		32,074	11,667	—	43,741
Securities Lending Collateral		49,314	—	—	49,314
Options Purchased		—	1,725	—	1,725
Total Securities		81,388	1,350,574	28	1,431,990
Swaps		—	166	—	166
Forward Currency Exchange Contracts		—	11,040	—	11,040
Futures Contracts		2,888	—	—	2,888
Total		$84,276$	1,361,780$	28$	1,446,084
Liabilities
Options Written	$	— $	1,558$	— $	1,558
Swaps		—	12,723	—	12,723
Forward Currency Exchange Contracts		—	7,297	—	7,297
Total	$	— $	21,578$	— $	21,578

[1] Includes Asset-Backed Securities, Bank Loans, Non-U. S. Government Mortgage-Backed Securities, U. S.
Government & Agency Mortgage-Backed Securities, U. S. Government Agency Obligations (Excluding
Mortgage-Backed), Foreign Government Obligations & Municipalities.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 29, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 29, 2020, totaled $(13,000) for the period ended February 29, 2020.

($000 s)		Gain
	Beginning	(Loss)		Ending
	Balance	During	Total	Balance
	6/1/19	Period	Sales	2/29/20
Investment in Securities
Common Stocks	$24	$–	$–	$24
Corporate
Bonds	17	(13)	–	4
Bank Loans	524	16	(540)	–

Total	$565	$3	$(540)	$28